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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: [To Be Determined]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               February 17, 2004
-------------------      --------------------             -----------------
[Signature]              [City, State]                               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                             10
                                                                 -----
Form 13F Information Table Value Total:                       $140,302
                                                               -------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                      Seemore Advisors LLC
                                                   Form 13F Information Table
                                                        December 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer          Title of  CUSIP        Value (x   Amount   SH/   Put/   Investment Discretion Other      Voting Authority
--------------          --------  -----        ---------  ------   ---   ----   --------------------- -----      ----------------
                        Class                  $1000)              PRN   CALL   Sole     Shared  None Managers  Sole    Shared None
                        -----                  ------              ---   ----   ----     ------  ---- --------  ------  ------ ----

------------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC   COM       150934107    5,276      608,500  SH           SOLE                            608,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP           COM       24823Q107    4,030      500,000  SH           SOLE                            500,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA INC       COM       258094101      372      476,758  SH           SOLE                            476,758
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP         COM PAR   346091705      383       13,412  SH           SOLE                             13,412
                        $0.01
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL   COM       36866W106      130       25,550  SH           SOLE                             25,550
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC         COM       45245W109   39,137      986,815  SH           SOLE                            986,815
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
M & F WORLDWIDE CORP    COM       552541104   10,936      818,600  SH           SOLE                            818,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES INC  COM       57383M108   76,557    2,629,910  SH           SOLE                          2,629,910
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES INC  COM       640522108    1,937      210,526  SH           SOLE                            210,526
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OMEGA PROTEIN CORP      COM       68210P107    1,544      200,000  SH           SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  10 DATA RECORDS                    140,302   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED